UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6265

        Nuveen Pennsylvania Investment Quality Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         1/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Pennsylvania Investment Quality Municipal Fund (NQP)
	January 31, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 0.4% (0.3% of Total Investments)
$ 1,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds,	No Opt. Call	AA–	$948,590
	Procter & Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative Minimum Tax)

	Education and Civic Organizations – 31.5% (19.3% of Total Investments)
2,000	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Bonds,	3/09 at 102.00	BBB	1,849,800
	Chatham College, Series 1998A, 5.250%, 9/01/18
200	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding	No Opt. Call	Baa3	151,228
	Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28
3,000	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie	3/12 at 100.00	AA–	2,989,800
	Mellon University, Series 2002, 5.125%, 3/01/32
1,235	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert	2/16 at 100.00	Baa3	819,904
	Morris University, Series 2006A, 4.750%, 2/15/26
2,000	Chester County Industrial Development Authority, Pennsylvania, Educational Facilities Revenue	1/12 at 100.00	A	1,964,080
	Bonds, Westtown School, Series 2002, 5.000%, 1/01/26 – AMBAC Insured
3,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Haverford College, Series 2000,	11/10 at 101.00	AA	3,104,880
	5.750%, 11/15/29
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
1,710	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	A	1,748,629
840	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	A	848,375
	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon
	University, Series 2007-GG3:
790	5.000%, 5/01/32 – RAAI Insured	5/17 at 100.00	BBB+	585,524
250	5.000%, 5/01/35 – RAAI Insured	5/17 at 100.00	BBB+	180,813
575	Harveys Lake General Municipal Authority, Pennsylvania, College Revenue Bonds, College of	11/09 at 100.00	N/R	517,592
	Misericordia Project, Series 1999, 6.000%, 5/01/19 – ACA Insured
	Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, Student
	Cooperative Association Inc./Indiana University of Pennsylvania – Student Union Project,
	Series 1999B:
815	0.000%, 11/01/15 – AMBAC Insured	No Opt. Call	A	627,892
815	0.000%, 11/01/16 – AMBAC Insured	No Opt. Call	A	594,445
815	0.000%, 11/01/17 – AMBAC Insured	No Opt. Call	A	558,634
815	0.000%, 11/01/18 – AMBAC Insured	No Opt. Call	A	525,431
815	0.000%, 11/01/19 – AMBAC Insured	No Opt. Call	A	489,285
1,515	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/16 at 100.00	A3	1,015,383
	University, Series 2006, 4.500%, 4/01/30 – RAAI Insured
355	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 –	5/17 at 100.00	BBB+	265,675
	RAAI Insured
8,000	Pennsylvania Higher Education Assistance Agency, Capital Acquisition Revenue Refunding Bonds,	11/11 at 100.00	AA	7,239,520
	Series 2001, 5.000%, 12/15/30 – MBIA Insured
5,000	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of	6/12 at 100.00	Aa3	5,293,800
	Higher Education, Series 2002W, 5.000%, 6/15/19 – AMBAC Insured
4,600	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of	6/18 at 100.00	Aa3	4,492,038
	Higher Education, Series 2008AH, 5.000%, 6/15/33
1,435	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series	5/16 at 100.00	A–	1,183,416
	2006, 4.750%, 5/01/31
2,650	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	11/17 at 100.00	AA	2,428,990
	2007A, 5.000%, 5/01/37 – MBIA Insured
5,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Moravian College, Series	7/11 at 100.00	BBB+	3,938,500
	2001, 5.375%, 7/01/31 – RAAI Insured
3,870	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First	4/16 at 100.00	AA	4,058,508
	Series of 2006, 5.000%, 4/01/21 – MBIA Insured
320	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	1/13 at 100.00	A1	328,454
	University, Series 2002, 5.000%, 1/01/20
2,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	7/15 at 100.00	AA+	1,948,800
	Pennsylvania, Series 2005C, 5.000%, 7/15/38
2,945	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Ursinus College, Series	7/13 at 100.00	A–	2,998,098
	2003, 5.375%, 1/01/20 – RAAI Insured
785	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, York College Project,	11/15 at 100.00	A	785,816
	Series 2005EE1, 5.250%, 11/01/27 – SYNCORA GTY Insured
6,500	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%,	9/15 at 100.00	AA	6,535,945
	9/01/29 (UB)
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne
	Charter High School, Series 2006A:
510	5.250%, 1/01/27	1/17 at 100.00	BBB	603,952
860	5.375%, 1/01/32	1/17 at 100.00	BBB	1,026,066
2,830	Swarthmore Borough Authority, Pennsylvania, Swarthmore College Revenue Bonds, Series 1998,	3/09 at 100.00	AAA	2,836,056
	5.000%, 9/15/28
1,665	Union County, Higher Education Facilities Financing Authority, Pennsylvania, Revenue Bonds,	4/13 at 100.00	Aa2	1,805,959
	Bucknell University, Series 2002A, 5.250%, 4/01/18

70,515	Total Education and Civic Organizations			66,341,288

	Health Care – 13.5% (8.3% of Total Investments)
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley
	General Hospital, Series 2005A:
1,150	5.000%, 4/01/25	4/15 at 100.00	Baa2	825,505
1,555	5.125%, 4/01/35	4/15 at 100.00	Baa2	994,158
1,115	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series	11/12 at 100.00	A	1,137,713
	2002, 5.250%, 11/01/15 – AMBAC Insured
280	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series	11/17 at 100.00	A–	201,166
	2007, 5.000%, 11/01/37 – CIFG Insured
1,890	Lancaster County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, The Lancaster	3/17 at 100.00	AA–	1,753,240
	General Hospital Project, Series 2007A, 5.000%, 3/15/26
250	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan	11/12 at 101.00	BBB	216,828
	Hospital Project, Series 2002, 5.800%, 11/15/22
3,280	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley	7/18 at 100.00	AAA	2,858,454
	Health Network, Series 2008A, 5.000%, 7/01/33 – FSA Insured
1,250	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/14 at 100.00	A	1,200,900
	Series 2004A, 5.500%, 11/01/24
5,345	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/17 at 100.00	AAA	5,053,270
	Series 2007, 5.000%, 11/01/30 – AGC Insured
710	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center,	1/17 at 100.00	A–	475,033
	Series 2007, 5.125%, 1/01/37
1,000	Northampton County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Saint	8/18 at 100.00	BBB+	714,240
	Lukes Hospital Project, Series 2008A, 5.500%, 8/15/35
9,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, UPMC Health System,	1/11 at 101.00	AA–	8,939,970
	Series 2001A, 6.000%, 1/15/31
1,615	Sayre Health Care Facility Authority, Pennsylvania, Revenue Bonds, Latrobe Area Hospital,	7/12 at 100.00	A	1,796,962
	Series 2002A, 5.250%, 7/01/13 – AMBAC Insured
1,060	Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie Healthcare System,	12/17 at 100.00	A	498,200
	Series 2007, 1.675%, 12/01/31 – AMBAC Insured
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005:
525	5.000%, 12/01/27 – RAAI Insured	12/15 at 100.00	A3	402,176
370	5.000%, 12/01/29 – RAAI Insured	12/15 at 100.00	A3	274,318
1,500	West Shore Area Hospital Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds,	1/12 at 100.00	BBB	1,192,605
	Holy Spirit Hospital of the Sisters of Christian Charity Project, Series 2001, 6.250%, 1/01/32

31,895	Total Health Care			28,534,738

	Housing/Multifamily – 3.3% (2.0% of Total Investments)
5,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University	7/17 at 100.00	BBB–	3,710,200
	Foundation Inc., Series 2007A, 5.000%, 7/01/39 – SYNCORA GTY Insured
3,300	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University	7/15 at 100.00	BBB–	2,470,941
	Foundation Inc., Student Housing Project, Series 2005A, 5.000%, 7/01/37 – SYNCORA
	GTY Insured
800	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue	5/15 at 102.00	Baa2	521,568
	Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35
175	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 1992C,	2/09 at 100.00	A2	175,280
	7.125%, 8/01/13 (Alternative Minimum Tax)

9,275	Total Housing/Multifamily			6,877,989

	Housing/Single Family – 9.8% (6.0% of Total Investments)
9,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1995A,	10/15 at 100.00	AA+	7,429,500
	4.900%, 10/01/37 (Alternative Minimum Tax)
2,665	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-93A,	4/15 at 100.00	AA+	2,416,435
	4.950%, 10/01/26 (Alternative Minimum Tax)
3,495	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-94A,	10/15 at 100.00	AA+	2,987,002
	5.150%, 10/01/37 (Alternative Minimum Tax)
1,355	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-97A,	10/16 at 100.00	AA+	1,127,563
	4.600%, 10/01/27 (Alternative Minimum Tax)
2,130	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-98A,	10/16 at 100.00	AA+	1,762,852
	4.850%, 10/01/31 (Alternative Minimum Tax)
2,150	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2008-103-C,	10/17 at 100.00	AA+	2,076,298
	5.450%, 10/01/38
910	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 1997A,	4/09 at 100.00	AAA	955,118
	6.250%, 10/01/28 (Alternative Minimum Tax)
2,125	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 2001B,	10/11 at 100.00	AAA	1,945,544
	5.450%, 10/01/32 (Alternative Minimum Tax)

23,830	Total Housing/Single Family			20,700,312

	Industrials – 4.3% (2.7% of Total Investments)
5,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Amtrak	5/11 at 101.00	A2	3,626,350
	Project, Series 2001A, 6.375%, 11/01/41 (Alternative Minimum Tax)
5,000	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series	No Opt. Call	A	5,544,050
	2002, 5.500%, 7/01/12 – AMBAC Insured

10,000	Total Industrials			9,170,400

	Long-Term Care – 2.3% (1.4% of Total Investments)
1,330	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social	1/17 at 100.00	N/R	853,820
	Ministries, Series 2007, 5.000%, 1/01/36
1,500	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc.,	12/12 at 100.00	BBB+	1,100,655
	Series 2003A, 5.000%, 12/01/26 – RAAI Insured
	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes
	Project, Series 2006:
1,550	5.000%, 11/01/26	11/16 at 100.00	A+	1,306,340
415	5.000%, 11/01/36	11/16 at 100.00	A+	313,748
1,500	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia	7/11 at 101.00	Aa3	1,264,665
	Corporation for the Aging Project, Series 2001B, 5.250%, 7/01/26 – AMBAC Insured

6,295	Total Long-Term Care			4,839,228

	Materials – 0.9% (0.5% of Total Investments)
1,260	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue	12/15 at 100.00	BBB	897,649
	Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)
1,750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	5/09 at 102.00	N/R	929,215
	National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)

3,010	Total Materials			1,826,864

	Tax Obligation/General – 26.5% (16.3% of Total Investments)
1,800	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2000C-53, 5.250%, 11/01/20 –	5/11 at 100.00	A	1,848,096
	FGIC Insured
6,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds,	No Opt. Call	Aa2	6,520,560
	Series 2002, 5.750%, 7/01/17
7,350	Erie City School District, Erie County, Pennsylvania, General Obligation Bonds, Series 2000,	No Opt. Call	A	2,034,407
	0.000%, 9/01/30 – AMBAC Insured
5,000	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AAA	4,692,000
	Philadelphia, Series 2006B, 5.000%, 6/01/33 – FSA Insured (UB)
4,830	Pennsylvania State, General Obligation Bonds, Series 2007, Residuals 1986, 13.106%, 3/01/27 (IF)	3/17 at 100.00	AA	4,974,900
1,500	Pennsylvania, General Obligation Bonds, First Series 2006, 5.000%, 10/01/18	10/16 at 100.00	AA	1,719,600
500	Pennsylvania, General Obligation Bonds, Second Series 2005, 5.000%, 1/01/18	1/16 at 100.00	AA	569,760
1,500	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%,	No Opt. Call	AA	1,375,035
	6/01/34 – FGIC Insured
4,135	Pine-Richland School District, Pennsylvania, School Improvement General Obligation Bonds,	7/15 at 100.00	AAA	4,016,739
	Series 2005, 5.000%, 7/15/35 – FSA Insured
3,000	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Refunding	No Opt. Call	AAA	3,524,610
	Bonds, Series 2002A, 5.500%, 9/01/15 – FSA Insured
1,070	Schuylkill Valley School District, Berks County, Pennsylvania, General Obligation Bonds,	4/16 at 100.00	A1	1,106,048
	Series 2006A, 5.000%, 4/01/22 – FGIC Insured
445	State Public School Building Authority, Pennsylvania, School Revenue Bonds, Conneaut School	11/13 at 100.00	N/R	451,310
	District, Series 2003, 5.250%, 11/01/21 – FGIC Insured
21,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	No Opt. Call	AAA	21,528,780
	District Project, Series 2003, 5.500%, 6/01/28 – FSA Insured (UB)
1,465	Stroudsburg Area School District, Monroe County, Pennsylvania, General Obligation Bonds,	4/12 at 100.00	AAA	1,555,640
	Series 2001A, 5.000%, 4/01/18 – FSA Insured

59,595	Total Tax Obligation/General			55,917,485

	Tax Obligation/Limited – 10.0% (6.1% of Total Investments)
3,500	Allegheny County Port Authority, Pennsylvania, Special Transportation Revenue Bonds, Series	3/11 at 101.00	AA	3,135,755
	2001, 5.000%, 3/01/29 – FGIC Insured
8,725	Pennsylvania Intergovernmental Cooperative Authority, Special Tax Revenue Refunding Bonds,	6/09 at 100.00	AA	8,729,624
	Philadelphia Funding Program, Series 1999, 4.750%, 6/15/23 – FGIC Insured
2,140	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Lien Revenue Bonds, Series 2003A,	12/18 at 100.00	AA	2,101,844
	5.000%, 12/01/32 – MBIA Insured
2,700	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%,	11/13 at 100.00	AAA	2,940,192
	11/15/17 – FSA Insured
4,000	Pittsburgh and Allegheny Counties Public Auditorium Authority, Pennsylvania, Sales Tax Revenue	8/09 at 101.00	A	3,537,680
	Bonds, Regional Asset District, Series 1999, 5.000%, 2/01/29 – AMBAC Insured
3,140	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BBB+	544,884
	0.000%, 7/01/32 – FGIC Insured

24,205	Total Tax Obligation/Limited			20,989,979

	Transportation – 12.7% (7.8% of Total Investments)
630	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Revenue Bonds,	7/13 at 100.00	A2	669,325
	Series 2003, 5.250%, 7/01/17
2,035	Lehigh-Northampton Airport Authority, Pennsylvania, Airport Revenue Bonds, Lehigh Valley	5/10 at 100.00	Baa1	1,898,370
	Airport System, Series 2000A, 6.000%, 5/15/30 – MBIA Insured (Alternative Minimum Tax)
5,400	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street	6/12 at 102.00	BBB	4,565,646
	Station Parking Garage, Series 2002, 5.800%, 6/01/23 – ACA Insured (Alternative Minimum Tax)
2,200	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2001R, 5.000%, 12/01/30 –	12/11 at 101.00	Aa3	2,104,080
	AMBAC Insured
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A:
3,820	5.000%, 12/01/22 – AMBAC Insured	6/16 at 100.00	Aa3	3,963,365
2,930	5.000%, 12/01/24 – AMBAC Insured	6/16 at 100.00	Aa3	2,974,741
5,000	Philadelphia Airport System, Pennsylvania, Revenue Bonds, Series 2001B, 5.250%, 6/15/31 – FGIC	6/11 at 101.00	AA	4,160,150
	Insured (Alternative Minimum Tax)
3,600	Philadelphia Airport System, Pennsylvania, Revenue Bonds, Series 2005A, 4.750%, 6/15/35 – MBIA	6/15 at 100.00	AA	2,651,616
	Insured (Alternative Minimum Tax)
3,250	Philadelphia Parking Authority, Pennsylvania, Airport Parking Revenue Bonds, Series 1999,	9/09 at 101.00	AAA	3,119,545
	5.250%, 9/01/29 – FSA Insured
800	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004,	9/13 at 100.00	AA–	646,024
	5.000%, 9/15/33 – FGIC Insured

29,665	Total Transportation			26,752,862

	U.S. Guaranteed – 34.3% (21.0% of Total Investments) (4)
3,550	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2000C-52, 5.250%, 11/01/23	5/11 at 100.00	A+ (4)	3,877,275
	(Pre-refunded 5/01/11) – FGIC Insured
1,320	Allegheny County, Pennsylvania, General Obligation Refunding Bonds, Series 2000C-53, 5.250%,	5/11 at 100.00	A (4)	1,441,691
	11/01/20 (Pre-refunded 5/01/11) – FGIC Insured
	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewerage Revenue
	Bonds, Series 2001:
5,325	5.100%, 5/01/20 (Pre-refunded 11/01/11) – FGIC Insured	11/11 at 100.00	A3 (4)	5,895,361
1,465	5.100%, 5/01/21 (Pre-refunded 11/01/11) – FGIC Insured	11/11 at 100.00	A3 (4)	1,621,916
1,400	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewerage Revenue	5/14 at 100.00	A3 (4)	1,647,856
	Bonds, Series 2004, 5.250%, 5/01/20 (Pre-refunded 5/01/14) – MBIA Insured
5,000	Erie, Pennsylvania, Water Authority, Water Revenue Bonds, Series 2001A, 5.200%, 12/01/30	12/11 at 100.00	AA (4)	5,559,650
	(Pre-refunded 12/01/11) – MBIA Insured
425	Harveys Lake General Municipal Authority, Pennsylvania, College Revenue Bonds, College of	11/09 at 100.00	N/R (4)	441,452
	Misericordia Project, Series 1999, 6.000%, 5/01/19 (Pre-refunded 11/01/09) – ACA Insured
6,275	Hempfield Area School District, Westmoreland County, Pennsylvania, General Obligation Bonds,	2/12 at 100.00	A (4)	7,037,162
	Series 2002, 5.375%, 2/15/18 (Pre-refunded 2/15/12) – FGIC Insured
1,125	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke’s	8/13 at 100.00	AAA	1,318,129
	Hospital of Bethlehem, Series 2003, 5.375%, 8/15/33 (Pre-refunded 8/15/13)
680	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	1/13 at 100.00	A1 (4)	772,065
	University, Series 2002, 5.000%, 1/01/20 (Pre-refunded 1/01/13)
10,935	Philadelphia Authority for Industrial Development, Pennsylvania, Lease Revenue Bonds, Series	10/11 at 101.00	AAA	12,199,192
	2001B, 5.250%, 10/01/30 (Pre-refunded 10/01/11) – FSA Insured
690	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 –	No Opt. Call	Aaa	875,534
	MBIA Insured (ETM)
	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2001A:
5,525	5.375%, 11/01/20 (Pre-refunded 11/01/12) – FGIC Insured	11/12 at 100.00	A (4)	6,326,125
3,185	5.000%, 11/01/31 (Pre-refunded 11/01/12) – FGIC Insured	11/12 at 100.00	A (4)	3,603,318
1,090	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Tax Increment Financing District	5/09 at 100.00	A1 (4)	1,105,576
	Bonds, Center Triangle Project, Series 1999A, 6.100%, 5/01/19 (Pre-refunded 5/01/09)
6,100	Plum Borough School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	9/11 at 100.00	AA (4)	6,698,959
	2001, 5.250%, 9/15/30 (Pre-refunded 9/15/11) – FGIC Insured
960	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	A1 (4)	1,144,032
	Series 2004B, 5.375%, 11/15/34 (Pre-refunded 11/15/14)
2,000	Sto Rox School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	12/10 at 100.00	AA (4)	2,181,160
	2000, 5.800%, 6/15/30 (Pre-refunded 12/15/10) – MBIA Insured
3,000	Warrington Township Municipal Authority, Bucks County, Pennsylvania, Water and Sewer Revenue	11/15 at 100.00	N/R (4)	3,777,210
	Bonds, Series 1991, 7.100%, 12/01/21 (Pre-refunded 11/15/15) – FGIC Insured
3,775	West View Borough Municipal Authority, Allegheny County, Pennsylvania, Special Obligation	No Opt. Call	AAA	4,752,763
	Bonds, Series 1985A, 9.500%, 11/15/14 (ETM)

63,825	Total U.S. Guaranteed			72,276,426

	Utilities – 6.8% (4.1% of Total Investments)
1,250	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	Baa1	1,333,925
	Refunding Bonds, Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 – AMBAC Insured
1,210	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	BBB–	1,229,384
	Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
	Minimum Tax)
1,430	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds,	2/15 at 100.00	AA	1,182,267
	Pennsylvania Power and Light Company, Series 2005, 4.750%, 2/15/27 – FGIC Insured
700	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1,	9/14 at 100.00	AAA	681,604
	5.000%, 9/01/26 – FSA Insured
2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Seventeenth Series	7/13 at 100.00	AAA	2,124,460
	2003, 5.375%, 7/01/19 – FSA Insured
5,490	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Seventh Series, 2007, 5.000%, 10/01/37 –	10/17 at 100.00	A	4,449,206
	AMBAC Insured
3,700	York County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	3/12 at 101.00	Baa1	3,236,168
	Refunding Bonds, PSEG Power Project, Series 2001A, 5.500%, 9/01/20

15,780	Total Utilities			14,237,014

	Water and Sewer – 6.9% (4.2% of Total Investments)
2,100	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A,	12/15 at 100.00	AA	2,157,960
	5.000%, 12/01/21 – MBIA Insured
2,205	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue	11/14 at 100.00	AAA	2,324,974
	Bonds, Series 2004, 5.000%, 11/15/20 – FSA Insured
5,000	Delaware County Industrial Development Authority, Pennsylvania, Water Facilities Revenue	10/12 at 100.00	AA–	4,213,100
	Bonds, Philadelphia Water Company, Series 2001, 5.350%, 10/01/31 – AMBAC Insured
	(Alternative Minimum Tax)
2,000	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series	7/14 at 100.00	AAA	2,059,580
	2004, 5.000%, 7/15/22 – FSA Insured
1,815	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2001A, 5.000%, 11/01/31 –	11/12 at 100.00	A	1,632,665
	FGIC Insured
2,150	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2005A, 5.000%, 7/01/23 –	7/15 at 100.00	AAA	2,218,348
	FSA Insured

15,270	Total Water and Sewer			14,606,627

$ 364,160	Total Investments (cost $359,138,352) – 163.2%			344,019,802

	Floating Rate Obligations – (10.1)%			(21,310,000)

	Other Assets Less Liabilities – 3.7%			7,819,008

	Preferred Shares, at Liquidation Value – (56.8)% (5)			(119,750,000)

	Net Assets Applicable to Common Shares – 100%			$210,778,810

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG,
FGIC, FSA, MBIA, RAAI and SYNCORA as of January 31, 2009. Subsequent to January 31, 2009, and during the period this Portfolio of Investments was prepared there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 34.8%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund's fair value measurements as of January 31, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$344,019,802	$ —	$344,019,802

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2009, the cost of investments was $337,925,806.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 12,234,885
Depreciation	(27,448,509)

Net unrealized appreciation (depreciation) of investments	$(15,213,624)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Pennsylvania Investment Quality Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         April 1, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        April 1, 2009